Supplement to

CALVERT VARIABLE SERIES, INC.
Ameritas Income & Growth Portfolio

Statement of Additional Information dated April 30, 2006

Date of Supplement: September 29, 2006

Under "Portfolio Manager Disclosure -- Other Accounts Managed by Portfolio Managers of the Portfolios -- Income & Growth" on page 27 of the Statement of Additional Information, add the following after the chart for Kevin D. Collins, CFA:

Alger:
Andrew J. Silverberg
Accounts Managed other than Income & Growth as of June 30, 2006	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	6	0	25
Total Assets in Other Accounts Managed	$2.5 billion	$0	$300 million
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$0	$0

Under "Portfolio Manager Disclosure -- Potential Conflicts of Interest in Managing a Portfolio and Other Accounts" on page 31 of the Statement of Additional Information, delete the heading under "Income & Growth" and replace with the following:

Alger:
Dan C. Chung, CFA, Kevin D. Collins, CFA, and Andrew J. Silverberg
(as of August 31, 2006 for Mr. Silverberg)

Under "Portfolio Manager Disclosure -- Compensation of Portfolio Managers of the Portfolios" on page 34 of the Statement of Additional Information, delete the heading and the title of the chart under "Income & Growth" and replace with the following:

Alger:
Dan C. Chung, CFA, Kevin D. Collins, CFA, and Andrew J. Silverberg

Compensation with Respect to Management of Income & Growth and Other Accounts as of December 31, 2005 (August 31, 2006 for Mr. Silverberg)

Under "Portfolio Manager Disclosure -- Securities Ownership of Portfolio Managers of the Portfolios" on page 39 of the Statement of Additional Information, delete the information for Ameritas Income & Growth Portfolio and replace with the following:

Portfolio	Firm	Name of Portfolio Manager	Portfolio Ownership
Income & Growth	Alger	Dan C. Chung, CFA	None
		Kevin D. Collins, CFA	None
		Andrew J. Silverberg (as of August 31, 2006)	None